Investment Objectives and Goals - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional	Apr. 30, 2026
Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation with no emphasis on income.
Spectrum Conservative Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a combination of current income and capital appreciation.
Spectrum Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation with a secondary emphasis on current income.
Spectrum Income Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income with a secondary emphasis on capital appreciation.
Spectrum Moderate Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a combination of capital appreciation and current income.